Trade receivables - Trade receivables by currency (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of geographical areas [line items]
Total trade receivables, net	$ 1,770	$ 1,673
US dollar (USD)
Disclosure of geographical areas [line items]
Total trade receivables, net	680	701
Euro (EUR)
Disclosure of geographical areas [line items]
Total trade receivables, net	315	256
Japanese yen (JPY)
Disclosure of geographical areas [line items]
Total trade receivables, net	156	154
Chinese yuan (CNY)
Disclosure of geographical areas [line items]
Total trade receivables, net	110	102
Brazilian real (BRL)
Disclosure of geographical areas [line items]
Total trade receivables, net	65	55
Canadian dollar (CAD)
Disclosure of geographical areas [line items]
Total trade receivables, net	40	35
South Korean won (KRW)
Disclosure of geographical areas [line items]
Total trade receivables, net	36	37
Mexican peso (MXN)
Disclosure of geographical areas [line items]
Total trade receivables, net	32	26
Indian rupee (INR)
Disclosure of geographical areas [line items]
Total trade receivables, net	32	33
Australian dollar (AUD)
Disclosure of geographical areas [line items]
Total trade receivables, net	26	29
British pound (GBP)
Disclosure of geographical areas [line items]
Total trade receivables, net	32	31
Russian ruble (RUB)
Disclosure of geographical areas [line items]
Total trade receivables, net	27	28
Taiwan dollar (TWD)
Disclosure of geographical areas [line items]
Total trade receivables, net	26	22
Other currencies
Disclosure of geographical areas [line items]
Total trade receivables, net	$ 193	$ 164